CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (54,691,130)	$ (23,117,607)
Items not involving cash:
Depreciation and amortization	3,603,067	1,394,404
Share-based payments	7,165,611	3,043,419
Reverse takeover listing expense		1,860,916
Unrealized foreign exchange loss	70,597	87,597
Government assistance - CEBA loan	(16,492)	(18,681)
Gain on proceeds from short term investments	(335,058)
Interest income	(90,846)	(51,037)
Interest expense	1,096,343	303,296
Net change in non-cash working capital	(386,551)	(188,155)
Cash flows excluded from used in operating activities	(43,584,459)	(16,685,848)
Interest received	414,618	49,201
Interest paid	(1,091,800)	(301,503)
CASH RELATED TO OPERATING ACTIVITIES	(44,261,641)	(16,938,150)
INVESTING ACTIVITIES
Proceeds from maturing short-term investments	72,545,714
Purchase of short-term investments		(72,549,413)
Acquisition of property, plant and equipment	(2,980,377)	(1,652,659)
Development of intangible assets	(222,165)	(363,311)
Refundable security deposit paid for right-of-use assets	(422,353)	(181,256)
CASH RELATED TO INVESTING ACTIVITIES	68,920,819	(74,746,639)
FINANCING ACTIVITIES
Proceeds on issuance of common shares	404,375	124,795,187
Share issuance cost paid		(6,796,583)
Proceeds on issuance of warrants		3,202,704
Warrants issuance cost paid		(225,109)
Proceeds from exercise of stock options	294,263	208,698
Proceeds from exercise of warrants	337,771	867,856
Repayment of principal of lease obligations	(917,786)	(505,148)
Loan received	20,000	40,000
CASH RELATED TO FINANCING ACTIVITIES	(265,752)	121,587,605
Net change in cash during the year	24,393,426	29,902,816
Effect of exchange rate on changes in cash	250,613	259,040
Cash, beginning of the year	39,852,614	9,690,758
CASH, END OF YEAR	64,496,653	39,852,614
Represented by:
Cash and cash equivalents	63,720,102	38,469,057
Funds held in trust		795,516
Restricted cash	776,551	588,041
CASH, END OF YEAR	64,496,653	39,852,614
Composed of:
Cash	5,698,105	5,387,883
Cash equivalents	$ 58,798,548	$ 34,464,731